Document and Entity Information	May 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2022
Entity Registrant Name	Spruce Biosciences, Inc.
Entity Central Index Key	0001683553
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39594
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2154263
Entity Address, Address Line One	2001 Junipero Serra Boulevard
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Daly City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94014
City Area Code	415
Local Phone Number	655-4168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRB
Security Exchange Name	NASDAQ